Inventories - Schedule of Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Line Items]
Raw materials	R$ 71,405	R$ 52,039
Inventories	293,518	233,542
Soybean [Member]
Schedule of Inventories [Line Items]
Agricultural products	120,562	107,538
Corn [Member]
Schedule of Inventories [Line Items]
Agricultural products	15,156	19,387
Bean [Member]
Schedule of Inventories [Line Items]
Agricultural products	18,934	22,579
Cotton [Member]
Schedule of Inventories [Line Items]
Agricultural products	23,638	17,288
Other Harvests [Member]
Schedule of Inventories [Line Items]
Agricultural products	909	681
Formation Costs [Member]
Schedule of Inventories [Line Items]
Agricultural products	179,199	167,473
Fair Value [Member]
Schedule of Inventories [Line Items]
Agricultural products	R$ 42,914	R$ 14,030